Reverse Stock Split	12 Months Ended
Dec. 31, 2020
Reverse Stock Split
Reverse Stock Split

Note 13 – Reverse Stock Split

On May 7, 2021, the Company filed a certificate of amendment to its articles of incorporation with the Secretary of State of the State of Nevada (the ‘Certificate of Amendment’) to effectuate a reverse stock split (the ‘Reverse Stock Split’) of its issued and outstanding shares of common stock and treasury shares on a 1-for-40 basis effective at 12:01 a.m. (Eastern Time) on May 14, 2021 (the ‘Effective Time’). As of the Effective Time, every 40 shares of issued and outstanding common stock and treasury stock was converted into one share of common stock. No fractional shares were issued in connection with the Reverse Stock Split. Instead, a holder of record of old common stock as of immediately prior to the Effective Time who was otherwise entitled to a fraction of a share was, in lieu thereof, issued an additional fraction of a share of common stock to round up to the next whole share. All share information in the accompanying condensed financial statements has been adjusted as if the reverse stock split happened on the earliest date presented.